Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Contractual Obligations and Commitments

	2017	2016
Contractual obligations and commitments	£m	£m
Contracted for but not provided in the financial statements:
Intangible assets	5,254	7,199
Property, plant and equipment	584	496
Investments	107	166
Purchase commitments	346	52
Pensions	738	874
Other commitments	38	143
Interest on loans	8,510	9,410
Finance lease charges	12	3

	15,589	18,343

Summary of Commitments Under Non-Cancellable Operating Leases

Commitments under non-cancellable operating leases are disclosed below. £117 million (2016 – £186 million) is provided against these commitments on the Group’s balance sheet.

	2017	2016
Commitments under non-cancellable operating leases	£m	£m
Rental payments due within one year	186	153
Rental payments due between one and two years	149	129
Rental payments due between two and three years	122	94
Rental payments due between three and four years	107	74
Rental payments due between four and five years	94	66
Rental payments due after five years	387	324

Total commitments under non-cancellable operating leases	1,045	840